As filed with the Securities and Exchange Commission on November 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Olstein All Cap Value Fund
Schedule of Investments as of September 30, 2014 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Aerospace & Defense - 1.9%
Esterline Technologies Corporation (a)	44,000	$4,895,880
United Technologies Corporation	75,000	7,920,000
		12,815,880
Airlines - 2.0%
Delta Air Lines, Inc.	243,000	8,676,000
Spirit Airlines, Inc. (a)	72,000	4,978,080
		13,654,080
Auto Components - 1.9%
Delphi Automotive PLC (b)		7,360,800
Dorman Products, Inc. (a)	144,000	5,768,640
		13,129,440
Auto Manufacturers - 1.1%
General Motors Company	229,000	7,218,440

Beverages - 1.9%
The Coca-Cola Company	93,000	4,223,340
PepsiCo, Inc.	99,000	8,657,370
		12,880,710
Biotechnology - 0.8%
Charles River Laboratories International, Inc. (a)	89,000	5,316,860

Building Products - 0.8%
Masco Corporation	223,000	5,334,160

Capital Markets - 1.3%
Legg Mason, Inc.	173,000	8,850,680

Chemicals - 2.1%
E. I. du Pont de Nemours & Company	120,000	8,611,200
Sensient Technologies Corporation	107,000	5,601,450
		14,212,650
Commercial Banks - 5.4%
The Bank of New York Mellon Corporation	213,000	8,249,490
BB&T Corporation	211,000	7,851,310
Fifth Third Bancorp	364,000	7,287,280
First Niagara Financial Group, Inc.	450,000	3,748,500
U.S. Bancorp	232,000	9,704,560
		36,841,140
Commercial Services & Supplies - 3.9%
ABM Industries Incorporated	338,000	8,683,220
ADT Corp.	169,200	5,999,832
Avery Dennison Corporation	101,000	4,357,126
Towers Watson & Co. - Class A	80,000	7,661,500
		26,701,678
Communications Equipment - 2.0%
Cisco Systems, Inc.	332,000	8,356,440
QUALCOMM Incorporated	72,000	5,383,440
		13,739,880
Computers & Peripherals - 2.5%
Apple Inc.	72,000	7,254,000
Teradata Corporation (a)	236,000	9,893,120
		17,147,120

Consumer Finance - 1.5%
American Express Company	63,000	5,515,020
Equifax Inc.	67,000	5,007,580
		10,522,600
Containers & Packaging - 2.1%
Packaging Corporation of America	65,000	4,148,300
Rock-Tenn Company - Class A	116,000	5,519,280
Sealed Air Corporation	133,000	4,639,040
		14,306,620
Diversified Financial Services - 3.1%
Franklin Resources, Inc.	192,000	10,485,120
Invesco Ltd. (b)	279,000	11,014,920
		21,500,040
E-Commerce - 1.4%
eBay Inc. (a)	164,000	9,287,320

Electronic Equipment & Instruments - 1.3%
Itron, Inc. (a)	124,000	4,874,440
TE Connectivity Ltd. (b)	98,000	4,036,170
		8,910,610
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	40,000	3,044,000

Food & Drug Retailers - 1.1%
CVS Caremark Corporation	92,000	7,322,280

Food Products - 1.8%
Hormel Foods Corporation	74,000	3,802,860
Sysco Corporation	116,000	4,402,200
Whole Foods Market, Inc.	104,000	3,963,440
		12,168,500
Health Care Equipment & Supplies - 7.4%
Becton, Dickinson and Company	54,000	6,145,740
CareFusion Corporation (a)	149,000	6,742,250
DENTSPLY International Inc.	70,000	3,192,000
Intuitive Surgical, Inc. (a)	15,000	6,927,300
Medtronic, Inc.	142,000	8,796,900
Stryker Corporation	98,000	7,913,500
Zimmer Holdings, Inc.	108,000	10,859,400
		50,577,090
Health Care Products - 2.0%
C.R. Bard, Inc.	34,000	4,852,140
Johnson & Johnson	83,000	8,846,970
		13,699,110
Health Care Providers & Services - 2.7%
Patterson Companies Inc.	89,000	3,687,270
Quest Diagnostics Inc.	82,000	4,975,760
UnitedHealth Group Incorporated	51,000	4,398,750
Universal Health Services, Inc. - Class B	50,000	5,225,000
		18,286,780
Household Durables - 2.2%
Ethan Allen Interiors Inc.	258,000	5,882,400
Harman International Industries, Incorporated	71,000	5,490,240
Newell Rubbermaid Inc.	110,000	3,785,100
		15,157,740

Industrial Conglomerates - 2.3%
3M Company	12,000	1,700,160
General Electric Company	363,000	9,300,060
Teleflex Incorporated	46,000	4,831,840
		15,832,060
Industrial Equipment Wholesale - 0.8%
WESCO International, Inc. (a)	69,000	5,399,940

Insurance - 3.2%
Aon PLC (b)	86,000	7,539,620
The Chubb Corporation	57,000	5,191,560
Marsh & McLennan Companies, Inc.	108,000	5,652,720
The Travelers Companies, Inc.	38,000	3,569,720
		21,953,620
Machinery - 3.7%
Deere & Company	42,000	3,443,580
Dover Corporation	65,000	4,980,460
Ingersoll-Rand PLC (b)	89,000	4,846,960
Parker-Hannifin Corporation	36,000	4,109,400
Regal Beloit Corporation	81,000	5,204,250
Xylem Inc.	85,000	3,016,650
		25,601,300
Media - 1.7%
Comcast Corporation - Class A	184,000	9,895,520
The Walt Disney Company	20,000	1,780,600
		11,676,120
Miscellaneous Manufacturing - 1.1%
Smith & Wesson Holding Corporation (a)	781,000	7,372,640

Multiline Retail - 3.5%
Dillard's, Inc. - Class A	66,000	7,192,680
Kohls Corporation	140,000	8,544,200
Macy's, Inc.	141,000	8,203,380
		23,940,260
Oil & Gas - 1.1%
Exxon Mobil Corporation	31,000	2,915,550
NOW Inc. (a)	156,000	4,591,910
		7,507,460
Pharmaceuticals - 2.1%
Abbott Laboratories	182,000	7,569,380
Zoetis Inc.	178,000	6,577,100
		14,146,480
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Incorporated	39,000	4,927,260

Restaurants - 0.5%
McDonald's Corporation	33,000	3,128,730

Semiconductor & Semiconductor Equipment - 1.5%
Entegris, Inc. (a)	292,000	3,358,000
Intel Corporation	103,000	3,586,460
Vishay Intertechnology, Inc.	238,000	3,401,020
		10,345,480
Software - 1.7%
Microsoft Corporation	90,000	4,172,400
Oracle Corporation	218,000	7,579,440
		11,751,840

Specialty Retail - 10.0%
Bed Bath & Beyond Inc. (a)	154,000	10,137,820
Big Lots, Inc.	97,800	4,210,290
DSW Inc. - Class A	117,000	3,522,870
Express, Inc. (a)	526,000	8,210,860
Lowe's Companies, Inc.	172,000	9,102,240
PetSmart, Inc.	139,000	10,303,230
Ross Stores, Inc.	113,000	8,540,540
The TJX Companies, Inc.	104,000	6,153,680
Vitamin Shoppe, Inc. (a)	189,000	8,389,710
		68,571,240
Telecommunications - 2.6%
AT&T Inc.	217,000	7,647,080
Corning Incorporated	267,000	5,067,080
Verizon Communications, Inc.	108,000	5,398,920
		18,113,080
Textiles, Apparel & Luxury Goods - 3.3%
Cintas Corporation	49,000	3,811,860
Fossil Group, Inc. (a)	59,000	5,352,300
Ralph Lauren Corporation - Class A	37,000	6,095,010
UniFirst Corporation	41,000	3,960,190
V.F. Corporation	52,000	3,433,560
		22,652,920
Transportation Equipment - 0.5%
The Greenbrier Companies, Inc.	47,000	3,448,860

TOTAL COMMON STOCKS (Cost $547,254,222)		648,994,698

SHORT-TERM INVESTMENTS - 5.7%
Money Market Mutual Funds (c) - 5.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.04%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.06%	22,302,466	22,302,466

TOTAL SHORT-TERM INVESTMENTS (Cost $39,213,053)		39,213,053

TOTAL INVESTMENTS - 100.6%
(Cost $586,467,275)		688,207,751
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(3,935,156)
TOTAL NET ASSETS - 100.0%		$684,272,595

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	Cost of investments	$586,467,275
	Gross unrealized appreciation	$113,013,284
	Gross unrealized depreciation	(11,272,808)
	Net unrealized appreciation	$101,740,476

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Olstein Strategic Opportunities Fund
Schedule of Investments as of September 30, 2014 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 2.2%
Esterline Technologies Corporation (a)	23,000	$2,559,210

Airlines - 2.1%
Spirit Airlines, Inc. (a)	36,000	2,489,040

Auto Components - 7.3%
Dorman Products, Inc. (a)	97,000	3,885,820
Fox Factory Holding Corp (a)	38,000	542,500
Miller Industries, Inc.	61,000	1,030,900
Standard Motor Products, Inc.	89,000	3,064,270
		8,523,490
Biotechnology - 1.6%
Charles River Laboratories International, Inc. (a)	32,000	1,911,680

Capital Markets - 5.8%
Janus Capital Group Inc.	244,000	3,547,760
Legg Mason, Inc.	62,000	3,171,920
		6,719,680
Chemicals - 2.3%
Sensient Technologies Corporation	52,000	2,722,200

Commercial Banks - 1.1%
First Niagara Financial Group, Inc.	160,000	1,332,800

Commercial Services & Supplies - 6.3%
ABM Industries Incorporated	125,000	3,211,250
ADT Corp.	54,000	1,914,840
Avery Dennison Corporation	14,000	561,875
Steelcase Inc. - Class A	100,000	1,619,000
		7,306,965
Communications Equipment - 1.8%
Harmonic Inc. (a)	330,000	2,092,200

Computers & Peripherals - 2.5%
Teradata Corporation (a)	70,000	2,934,400

Construction & Engineering - 1.7%
Aegion Corporation (a)	89,000	1,980,250

Containers & Packaging - 2.0%
Sealed Air Corporation	67,000	2,336,960

Electronic Components - 0.5%
AVX Corporation	44,000	584,320

Electronic Equipment & Instruments - 3.6%
GSI Group Inc. (a) (b)	178,000	2,045,220
Itron, Inc. (a)	54,900	2,158,119
		4,203,339
Environmental Control - 1.8%
CECO Environmental Corp.	153,000	2,050,200

Health Care Equipment & Supplies - 1.8%
CareFusion Corporation (a)	46,000	2,081,500

Health Care Products - 2.4%
Integra LifeSciences Holdings Corporation (a)	55,000	2,730,200

Health Care Providers & Services - 1.1%
Patterson Companies Inc.	30,000	1,242,900

Household Durables - 5.6%
Ethan Allen Interiors Inc.	111,000	2,530,800
Harman International Industries, Incorporated	31,000	2,451,000
Lifetime Brands, Inc.	102,000	1,561,620
		6,543,420
Industrial Conglomerates - 1.5%
Teleflex Incorporated	17,000	1,785,680

Industrial Equipment Wholesale - 2.2%
WESCO International, Inc. (a)	32,000	2,504,320

Machinery - 3.6%
Kadant Inc.	33,000	1,288,650
Regal Beloit Corporation	28,000	1,799,000
Xylem Inc.	30,000	1,064,700
		4,152,350
Miscellaneous Manufacturing - 3.2%
Smith & Wesson Holding Corporation (a)	391,000	3,691,040

Multiline Retail - 4.7%
Dillard's, Inc. - Class A	26,000	2,833,480
Macy's, Inc.	45,000	2,618,100
		5,451,580
Oil & Gas - 1.7%
NOW Inc. (a)	64,000	1,915,830

Pharmaceuticals - 1.4%
Nutraceutical International Corporation (a)	77,000	1,610,070

Real Estate Management & Development - 1.8%
Jones Lang LaSalle Incorporated	17,000	2,147,780

Recreational Vehicles - 1.5%
Arctic Cat Inc.	51,000	1,775,820

Restaurants - 2.1%
Potbelly Corporation (a)	211,000	2,460,260

Semiconductor & Semiconductor Equipment - 3.1%
Entegris, Inc. (a)	180,000	2,070,000
Vishay Intertechnology, Inc.	109,000	1,557,610
		3,627,610
Specialty Retail - 11.4%
Big Lots, Inc.	49,000	2,109,450
DSW Inc. - Class A	49,000	1,475,390
Express, Inc. (a)	178,000	2,778,580
PetSmart, Inc.	43,000	3,294,230
Vitamin Shoppe, Inc. (a)	81,000	3,595,590
		13,253,240

Textiles, Apparel & Luxury Goods - 5.0%
Culp, Inc.	135,000	2,450,250
Rocky Brands, Inc.	71,000	1,000,390
UniFirst Corporation	24,000	2,318,160
		5,768,800
Transportation Equipment - 1.5%
The Greenbrier Companies, Inc.	23,000	1,687,740

TOTAL COMMON STOCKS (Cost $104,040,698 )		114,176,874

SHORT-TERM INVESTMENTS - 2.2%
Money Market Mutual Funds (c) - 2.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.04%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.06%	2,327,451	2,327,451

TOTAL SHORT-TERM INVESTMENTS (Cost $2,603,160)		2,603,160

TOTAL INVESTMENTS - 100.4%
(Cost $106,643,858)		116,780,034
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(443,166)
TOTAL NET ASSETS - 100.0%		$116,336,868

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	Cost of investments	$106,643,858
	Gross unrealized appreciation	$15,605,124
	Gross unrealized depreciation	(5,468,948)
	Net unrealized appreciation	$10,136,176

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2014 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputsand significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$192,872,130	$-	$-	$192,872,130
Industrials	128,647,968	-	-	128,647,968
Financials	99,587,760	-	-	99,587,760
Health Care	92,711,680	-	-	92,711,680
Information Technology	67,696,380	-	-	67,696,380
Materials	28,519,270	-	-	28,519,270
Consumer Staples	28,408,050	-	-	28,408,050
Energy	10,551,460	-	-	10,551,460
Total Equity	648,994,698	-	-	648,994,698
Short-Term Investments	39,213,053	-	-	39,213,053
Total Investments in Securities	$688,207,751	$-	$-	$688,207,751

Strategic Fund
Equity
Consumer Discretionary	$45,386,680	$-	$-	$45,386,680
Industrials	34,766,384	-	-	34,766,384
Financials	10,200,260	-	-	10,200,260
Health Care	9,751,960	-	-	9,751,960
Information Technology	7,096,600	-	-	7,096,600
Materials	5,059,160	-	-	5,059,160
Energy	1,915,830			1,915,830
Total Equity	114,176,874	-	-	114,176,874
Short-Term Investments	$2,603,160	-	-	2,603,160
Total Investments in Securities	$116,780,034		$-	$116,780,034

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.
It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title               /s/ Robert A. Olstein
Robert A. Olstein, President

Date        11/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert A. Olstein
Robert A. Olstein, President

Date        11/21/14

By (Signature and Title)               /s/ Michael Luper
Michael Luper, Treasurer

Date        11/21/14